BUSINESS COMBINATIONS - Additional information (Details) R$ in Thousands	Jan. 03, 2020 BRL (R$)
Disclosure of detailed information about business combination [line items]
Percentage of voting shares acquired	100.00%
Avon Products, Inc
Disclosure of detailed information about business combination [line items]
Transaction costs incurred until the conclusion of the transaction	R$ 112,000
Deferred tax liabilities	81,423
Net position of deferred tax asset and liabilities related to purchasing price allocation of tax liabilities	511,111
Net revenues contributed by acquiree since the acquisition date	18,612,091
Losses of acquiree since the acquisition date	(1,542,596)
Revenue of acquiree through the date the acquisition was completed	R$ 0